Exhibit 99.1

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-27-2007	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		11/16/2007
2	Payment Date		11/20/2007
3	Collection Period	9/30/2007	10/27/2007	28
4	Monthly Interest Period - Actual	10/22/2007	11/19/2007	29
5	Monthly Interest - Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	266,000,000.00	—	—	—	—	—
7	Class A-2 Notes	483,000,000.00	304,162,614.22	—	36,628,558.71	267,534,055.51	0.5539007
8	Class A-3 Notes	544,000,000.00	544,000,000.00	—	—	544,000,000.00	1.0000000
9	Class A-4 Notes	207,000,000.00	207,000,000.00	—	—	207,000,000.00	1.0000000
10	Certificates	148,380,192.94	148,380,192.94	—	—	148,380,192.94	1.0000000

11	Equals: Total Securities	$1,648,380,192.94	$1,203,542,807.16	$—	$36,628,558.71	$1,166,914,248.45

12	Total Securitization Value	$1,648,380,192.94	$1,228,242,534.22			$1,191,613,975.51

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
13	Class A-1 Notes	5.5235%	—	—	—	—
14	Class A-2 Notes	5.5500%	1,406,752.09	4.6250000	38,035,310.80	125.0492632
15	Class A-3 Notes	5.5000%	2,493,333.33	4.5833333	2,493,333.33	4.5833333
16	Class A-4 Notes	5.5400%	955,650.00	4.6166667	955,650.00	4.6166667

	Equals: Total Securities		4,855,735.42		41,484,294.13

C.	COLLECTIONS AND AVAILABLE FUNDS

17	Lease Payments Received	22,690,991.79
18	Pull Ahead Waived Payments	—
19	Sales Proceeds - Early Terminations	11,956,086.31
20	Sales Proceeds - Scheduled Terminations	10,319,151.47
21	Security Deposits for Terminated Accounts	37,480.00
22	Excess Wear and Tear Received	73,208.64
23	Excess Mileage Charges Received	91,880.77
24	Other Recoveries Received	281,108.07

25	Subtotal: Total Collections	45,449,907.05

26	Repurchase Payments	—
27	Postmaturity Term Extension	—
28	Investment Earnings on Collection Account	292,735.12

29	Total Available Funds, prior to Servicer Advances	45,742,642.17

30	Servicer Advance	—

31	Total Available Funds	45,742,642.17

32	Reserve Account Draw	—

33	Available for Distribution	45,742,642.17

D.	DISTRIBUTIONS

34	Payment Date Advance Reimbursement (Item 78)		—
35	Servicing Fee (Servicing and Administrative Fees paid pro rata):
36	Servicing Fee Shortfall from Prior Periods		—
37	Servicing Fee Due in Current Period		1,023,535.45
38	Servicing Fee Shortfall		—
39	Administration Fee (Servicing and Administrative Fees paid pro rata):
40	Administration Fee Shortfall from Prior Periods		—
41	Administration Fee Due in Current Period		5,000.00
42	Administration Fee Shortfall		—
43	Interest Paid to Noteholders		4,855,735.42
44	First Priority Principal Distribution Amount		—
45	Amount Paid to Reserve Account to Reach Specified Balance		—
46	Subtotal: Remaining Available Funds	39,858,371.30
47	Regular Principal Distribution Amount	36,628,558.71
48	Regular Principal Paid to Noteholders (lesser of Item 46 and Item 47)		36,628,558.71
49	Other Amounts paid to Trustees		—

50	Remaining Available Funds		3,229,812.59

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-27-2007	PAGE 2

E.	CALCULATIONS

51	Calculation of First Priority Principal Distribution Amount:
52	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	1,055,162,614.22
53	Less: Aggregate Securitization Value (End of Collection Period)	(1,191,613,975.51)

54	First Priority Principal Distribution Amount (not less than zero)	—

55	Calculation of Regular Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	1,055,162,614.22
57	Less: First Priority Principal Distribution Amount	—
58	Less: Targeted Note Balance	(1,018,534,055.51)

59	Regular Principal Distribution Amount	36,628,558.71

60	Calculation of Targeted Note Balance:
61	Aggregate Securitization Value (End of Collection Period)	1,191,613,975.51
62	Less: Targeted Overcollateralization Amount (10.5% of Initial Securitization Value)	(173,079,920.00)

63	Targeted Note Balance	1,018,534,055.51

64	Calculation of Servicer Advance:
65	Available Funds, prior to Servicer Advances (Item 29)	45,742,642.17
66	Less: Payment Date Advance Reimbursement (Item 78)	—
67	Less: Servicing Fees Paid (Items 36, 37 and 38)	1,023,535.45
68	Less: Administration Fees Paid (Items 40, 41 and 42)	5,000.00
69	Less: Interest Paid to Noteholders (Item 43)	4,855,735.42
70	Less: 1st Priority Principal Distribution (Item 54)	—

71	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	39,858,371.30
72	Monthly Lease Payments Due on Included Units but not received (N/A if Item 71 > 0)	N/A

73	Servicer Advance (If Item 71 < 0, lesser of Item 72 and absolute value of Item 71, else 0)	—

74	Total Available Funds after Servicer Advance (Item 71 plus Item 72)	39,858,371.30

75	Reserve Account Draw Amount (If Item 74 is < 0, Lesser of the Reserve Account Balance and Item 74)	—

76	Reconciliation of Servicer Advance:
77	Beginning Balance of Servicer Advance	—
78	Payment Date Advance Reimbursement	—
79	Additional Payment Advances for current period	—

80	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

81	Reserve Account Balances:
82	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		12,362,851.45
83	Initial Reserve Account Balance		12,362,851.45
84	Beginning Reserve Account Balance		12,362,851.45
85	Plus: Net Investment Income for the Collection Period		53,052.29

86	Subtotal: Reserve Fund Available for Distribution		12,415,903.74
87	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 45)		—
88	Less: Reserve Account Draw Amount (Item 75)		—

89	Subtotal Reserve Account Balance		12,415,903.74
90	Less: Excess Reserve Account Funds to Transferor (If Item 89 > Item 82)		53,052.29

91	Equals: Ending Reserve Account Balance		12,362,851.45

92	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

93	Current Period Net Residual Losses:	Units	Amounts
94	Aggregate Securitization Value for Scheduled Terminated Units	473	11,413,834.94
95	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(10,340,226.47)
96	Less: Aggregate Sales Proceeds/Recoveries for Prior Month Scheduled Terminated Units		(87,668.53)
97	Less: Excess Wear and Tear Received		(73,208.64)
98	Less: Excess Mileage Received		(91,880.77)

99	Current Period Net Residual Losses/(Gains)	473	820,850.53

100	Cumulative Net Residual Losses:
101	Beginning Cumulative Net Residual Losses	2,115	1,213,079.58
102	Current Period Net Residual Losses (Item 99)	473	820,850.53

103	Ending Cumulative Net Residual Losses	2,588	2,033,930.11

104	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.12%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-27-2007	PAGE 3

G.	POOL STATISTICS

105	Collateral Pool Balance Data		Initial	Current

106	Initial Aggregate Securitization Value		1,648,380,193	1,191,613,976
107	Initial Aggregate Base Residual Value		1,156,023,383	994,764,398
108	Number of Current Contracts		72,016	62,529
109	Weighted Average Lease Rate		3.46%	3.53%
110	Average Remaining Term		27.9	11.1
111	Average Original Term		37.0	37.3
112	Proportion of Base Prepayment Assumption Realized			78.27%
113	Actual Monthly Prepayment Speed			0.75%
114	Turn-in Ratio on Scheduled Terminations			90.91%

		Units	Book Amount	Securitization Value

115	Pool Balance - Beginning of Period	63,592	1,395,410,294	1,228,242,534
116	Depreciation/Payments		(20,525,163)	(13,650,452)
117	Gross Credit Losses	(34)	(773,207)	(741,521)
118	Early Terminations - Regular	(556)	(12,157,790)	(10,822,750)
119	Early Terminations - Lease Pull Aheads	—	—	—
120	Scheduled Terminations - Returned to VCI	(430)	(11,253,152)	(10,342,812)
121	Schedule Terminations - Purchased	(43)	(1,165,024)	(1,071,023)

122	Pool Balance - End of Period	62,529	1,349,535,959	1,191,613,976

123	Delinquencies Aging Profile - End of Period	Units	Securitization Value	Percentage

124	Current	61,839	1,177,925,909	98.85%
125	31 - 90 Days Delinquent	605	11,877,953	1.00%
126	90+ Days Delinquent	85	1,810,114	0.15%

127	Total	62,529	1,191,613,976	100.00%

128	Credit Losses:		Units	Amounts

129	Aggregate Securitization Value on charged-off units		34	741,521
130	Aggregate Liquidation Proceeds on charged-off units			(462,946)
131	Recoveries on charged-off units			(124,722)

132	Current Period Aggregate Net Credit Losses/(Gains)		34	153,853

133	Cumulative Net Credit Losses:
134	Beginning Cumulative Net Credit Losses		358	2,277,461
135	Current Period Net Credit Losses (Item 132)		34	153,853

136	Ending Cumulative Net Credit Losses		392	2,431,314

137	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value			0.15%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-27-2007	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
12/20/2007	49,063,574
1/20/2008	67,172,803
2/20/2008	81,296,088
3/20/2008	47,488,581
4/20/2008	39,560,557
5/20/2008	58,769,222
6/20/2008	49,420,364
7/20/2008	59,808,761
8/20/2008	73,190,584
9/20/2008	71,217,912
10/20/2008	53,019,050
11/20/2008	41,536,283
12/20/2008	20,771,636
1/20/2009	29,819,193
2/20/2009	34,147,176
3/20/2009	49,962,181
4/20/2009	67,206,783
5/20/2009	66,282,295
6/20/2009	64,706,615
7/20/2009	25,979,704
8/20/2009	18,040,115
9/20/2009	16,920,256
10/20/2009	11,928,217
11/20/2009	10,694,232
12/20/2009	6,047,704
1/20/2010	8,965,940
2/20/2010	8,229,770
3/20/2010	11,643,947
4/20/2010	14,430,046
5/20/2010	19,480,259
6/20/2010	13,750,619
7/20/2010	845,548
8/20/2010	70,114
9/20/2010	67,805
10/20/2010	46,833
11/20/2010	27,240
12/20/2010	5,967
1/20/2011	—
2/20/2011	—
3/20/2011	—
4/20/2011	—
5/20/2011	—
6/20/2011	—
7/20/2011	—
8/20/2011	—
9/20/2011	—
10/20/2011	—
11/20/2011	—
12/20/2011	—
1/20/2012	—
2/20/2012	—
3/20/2012	—
4/20/2012	—
5/20/2012	—
6/20/2012	—
7/20/2012	—
8/20/2012	—
9/20/2012	—
10/20/2012	—
11/20/2012	—
Total:	1,191,613,976

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

*Note:	Line 113 — Actual Monthly Prepayment Speed was incorrectly reported on the Monthly Servicer’s Certificates for the collection periods indicated below.
Form 10-D/A’s and Amended Monthly Servicer’s Certificates were filed with the SEC for the indicated periods on November 20, 2007.

Collection Period Ended	As Revised	As Submitted

April 28, 2007	0.54%	0.56%
May 26, 2007	0.57%	0.92%
June 30, 2007	0.76%	0.93%
July 28, 2007	0.60%	0.94%
September 1, 2007	0.77%	0.95%
September 29, 2007	0.70%	0.96%